Cash and cash equivalents (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 56,635	$ 137,294
Short-term bank deposits	283,363	73,950
Cash and cash equivalents	$ 339,998	$ 211,244	$ 198,255	$ 339,781